Goodwill, net - Acquisitions and Disposals (Details) $ in Thousands, € in Millions, £ in Millions			1 Months Ended		12 Months Ended
	May. 02, 2014 GBP (£)	May. 02, 2014 USD ($)	Jul. 31, 2014 EUR (€)	Jul. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 31, 2014 USD ($)
Goodwill acquisitions activity
Cash purchase price					$ 3,241,415
Acquired goodwill						$ 18,795
Goodwill disposals activity
Goodwill of business sold						9,412
Gain on sale of business						8,636
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Sports and events ticketing business
Goodwill disposals activity
Consideration received for sale of business			€ 13.9				$ 18,600
Goodwill of business sold			7.8	$ 9,400
Gain on sale of business			€ 5.7	$ 8,600
Probability
Goodwill acquisitions activity
Percentage of shares acquired	100.00%	100.00%
Cash purchase price	£ 18	$ 28,500
Acquired goodwill						$ 14,200